Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Oct. 18, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2022